RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - NOTIONAL PRINCIPAL OR QUANTITY INFORMATION (Details) MMcf in Thousands, ¥ in Millions, £ in Millions, CAD in Millions, $ in Millions	Dec. 31, 2016 JPY (¥) MWh MMcf MMBbls	Dec. 31, 2016 GBP (£) MWh MMcf MMBbls	Dec. 31, 2016 USD ($) MWh MMcf MMBbls	Dec. 31, 2016 CAD MWh MMcf MMBbls	Dec. 31, 2015 GBP (£) MWh MMcf MMBbls	Dec. 31, 2015 USD ($) MWh MMcf MMBbls	Dec. 31, 2015 CAD MWh MMcf MMBbls
Foreign exchange contracts - United States dollar or GBP or Japanese yen forwards - purchase
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017		£ 91	$ 991		£ 70	$ 172
2017/2018		6	2		77	413
2018/2019	¥ 32,662		2		6	2
2019/2020 | $			2			2
2020/2021 | $						2
Foreign exchange contracts - United States dollar or GBP forwards - sell
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017 | $			4,369			3,059
2017/2018 | $			2,768			3,213
2018/2019		89	2,943			3,133
2019/2020		25	2,722		89	2,630
2020/2021		27	566		25	2,303
Thereafter		£ 144	$ 223		£ 144	$ 787
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017				CAD 6,713			CAD 8,382
2017/2018				5,161			7,604
2018/2019				1,581			4,536
2019/2020				153			1,574
2020/2021				100			156
Thereafter				300			406
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017				3,998			4,291
2017/2018				2,743			3,371
2018/2019				768			1,960
2019/2020							773
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017				48			51
2017/2018				CAD 40			CAD 48
Commodity contracts | Natural gas
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017 | MMcf	(93)	(93)	(93)	(93)	(126)	(126)	(126)
2017/2018 | MMcf	(42)	(42)	(42)	(42)	(209)	(209)	(209)
2018/2019 | MMcf	(17)	(17)	(17)	(17)	(17)	(17)	(17)
2019/2020 | MMcf	(9)	(9)	(9)	(9)	2	2	2
2020/2021 | MMcf					1	1	1
Commodity contracts | Crude oil
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017 | MMBbls	(11)	(11)	(11)	(11)	(6)	(6)	(6)
2017/2018 | MMBbls	(9)	(9)	(9)	(9)	(17)	(17)	(17)
2018/2019 | MMBbls					(9)	(9)	(9)
Commodity contracts | NGL
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017 | MMBbls	(8)	(8)	(8)	(8)	(5)	(5)	(5)
2017/2018 | MMBbls	(6)	(6)	(6)	(6)	1	1	1
Commodity contracts | Power
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2016/2017 | MWh	40	40	40	40	40	40	40
2017/2018 | MWh	30	30	30	30	40	40	40
2018/2019 | MWh	31	31	31	31	30	30	30
2019/2020 | MWh	35	35	35	35	31	31	31
2020/2021 | MWh	(3)	(3)	(3)	(3)	35	35	35
Thereafter | MWh	(43)	(43)	(43)	(43)	(35)	(35)	(35)